Common, subordinated and preferred units (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Common, Subordinated and Preferred Units [Table Text Block]
The following table shows the movements in the number of common units, subordinated units and preferred units during the years ended December 31, 2018, 2017 and 2016:

(in units)	Common Units Public	Common Units Höegh LNG	Subordinated Units	8.75% Series A Preferred Units
December 31, 2015	11,040,000	2,116,060	13,156,060	—
June 3, 2016; Awards to non-employee directors as compensation for directors' fees	10,650	—	—	—
December 7, 2016; Common unit offering	6,000,000	—	—	—
December 16, 2016; Option Exercised	588,389	—	—	—
December 31, 2016	17,639,039	2,116,060	13,156,060	—
May 22, 2017: Awards to non-employee directors as compensation for directors' fees	9,805	—	—	—
October 5, 2017: Series A preferred units offering	—	—	—	4,600,000
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
July 5, 2018; Awards to non-employee directors as compensation for directors' fees	2,210	—	—	—
Units issued to staff at Höegh LNG during 2018	14,622	(14,622)	—	—
Phantom units issued to CEO/CFO during 2018	17,079	—	—	—
ATM program (from January 26, 2018 to December 31, 2018)	253,106	—	—	1,529,070
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070